MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Disclosure of exploration and evaluation assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 34,939	$ 36,792
Additions	937	2,988
Recoveries from 100% Implats funded implementation budget	(220)	(1,285)
Foreign exchange movement	3,986	(3,556)
Exploration and evaluation assets, end of period	$ 39,642	$ 34,939